UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21124

BlackRock New York Municipal Income Trust II

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock New York Municipal Income Trust II
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock New York Municipal Income Trust II (BFY)
	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—159.7%
		New York—146.1%
Aaa	$ 1,750	Clarence Indl. Dev. Agcy., Civic Fac. Rev., Bristol Vlg. Proj., 6.00%, 1/20/44	01/13 @ 102	$ 1,889,825
AA	4,000	Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,188,960
BBB	625	Essex Cnty. Indl. Dev. Agcy., Sld. Wst. Disp. Rev., Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26	10/12 @ 100	619,463
A	3,250	Geneva Indl. Dev. Agcy., Civic Fac. Rev., Hobart & William Smith Proj., Ser. A,
		5.375%, 2/01/33	02/13 @ 100	3,361,442
BBB-	385	Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg. Proj.,
		6.25%, 8/01/34	08/13 @ 100	389,293
AAA	3,515	Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,059,526
		Met. Transp. Auth., Ser. A,
AAA	2,000	5.25%, 11/15/31, FGIC	11/12 @ 100	2,074,900
AA-	5,000	Ded. Tax Fund, 5.00%, 11/15/30	11/12 @ 100	5,019,400
AA-	5,000	Svc. Contract Rev., 5.125%, 1/01/29	07/12 @ 100	5,076,600
A	5,000	New York City, GO, Ser. B, 5.75%, 12/01/22	12/11 @ 100	5,471,850
		New York City Indl. Dev. Agcy.,
AA+	1,000	Eger Harbor Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,005,450
AA+	1,000	Eger Harbor Proj., Ser. A, 5.875%, 5/20/44	11/12 @ 105	1,102,840
BBB	4,000	Indl. Dev. Rev., Empowerment Zone Harlem Mall Proj., 5.125%, 12/30/23	07/14 @ 100	3,907,080
A	1,500	Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,530,750
AA+	5,000	New York City Mun. Wtr. Fin. Auth., Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,082,650
AAA	5,000 [3]	New York City Trans. Auth., Met. Transp. Auth., Triborough Brdg. & Tunl. Auth., COP, Ser. A,
		5.25%, 1/01/10, AMBAC	N/A	5,589,150
AA+	5,000	New York City Trans. Fin. Auth., Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,078,150
BBB	2,535	New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	2,457,835
		New York Dorm. Auth.,
AAA	2,500	Brooklyn Law School Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,561,775
Aa3	2,000	Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,026,380
AA	5,000	Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,055,400
AA	2,000	Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,001,300
AAA	2,425	New York Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,447,892
AAA	2,500 [4]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,526,775
AA-	5,000 [3]	Univ. Dorm. Facs. Proj., 5.00%, 7/01/12	N/A	5,530,350
A+	5,500	New York Energy Res. & Dev. Auth., Facs. Rev., 4.70%, 6/01/36	10/05 @ 100	5,521,560
AA	5,000	New York Urban Dev. Corp., Ser. C-1, 5.00%, 3/15/33	03/13 @ 100	5,029,950
Caa2	3,675	Port Auth. of NY & NJ, Spec. Oblig., Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	12/04 @ 100	3,692,824
A	2,500	Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,530,750
AA	1,000	Triborough Brdg. & Tunl. Auth., Ser. A, 5.00%, 1/01/32	01/12 @ 100	1,005,290
BBB	9,000	TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	8,422,020

				103,257,430

		Puerto Rico—6.1%
BBB	1,400	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	1,269,464
		Puerto Rico Hwy. & Transp. Auth.,
A	2,000	Ser. D, 5.375%, 7/01/36	07/12 @ 100	2,064,560
A	1,000	Ser. G, 5.00%, 7/01/42	07/13 @ 100	986,600

				4,320,624

		Multi-State—5.9%
		Charter Mac Equity Issuer Trust,
A3	500 [5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	521,455
A3	1,000 [5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,043,170
Baa1	1,500 [5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,563,585
Baa1	1,000 [5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,047,320

				4,175,530

		Trust Territories—1.6%
Ba3	1,105	Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	1,118,028

		Total Long-Term Investments (cost $110,475,842)		112,871,612

BlackRock New York Municipal Income Trust II (BFY) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.6%
400	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $400,000)	$ 400,000

	Total Investments—160.3% (cost $110,875,842)	$113,271,612
	Other assets in excess of liabilities—2.9%	2,078,275
	Preferred shares at redemption value, including dividends payable—(63.2)%	(44,659,957)

	Net Assets Applicable to Common Shareholders—100%	$ 70,689,930

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 5.9% of it nets assets, with a current market value of $4,175,530, in securities restricted as to resale.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corporation	MBIA	— Municipal Bond Insurance Association
COP	— Certificate of Participation	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Company	XLCA	— XL Capital Assurance
FSA	— Financial Security Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Municipal Income Trust II

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005